UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to March 31, 2025.

Date of Report (Date of earliest event reported): May 13, 2025

Commission File Number of securitizer:  025-03536

Central Index Key Number of securitizer:  0001719472

Leah Goldmintz (212) 230-3326
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)
Asset Class: Commercial mortgages
CoreVest American Finance 2023-P1 Trust		CoreVest American Finance Lender LLC	58	$277,891,081	100%	2	$36,236,500	13.04%
Total			58	$277,891,081	100%	2	$36,236,500	13.04%

Name of Issuing Entity	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class:Commercial mortgages
CoreVest American Finance 2023-P1 Trust	2	$36,236,500	13.04%										(1)(2)(3)
Total	2	$36,236,500	13.04%

(1)
All dollar amounts and percentages in columns (d) through (f) are calculated based on the outstanding principal balance and percentage by principal balance of assets at the time of securitization.  All dollar amounts and percentages in columns (g) through (x) are calculated based on the approximate outstanding principal balance and percentage by principal balance of assets as of March 31, 2025.

(2)
The principal balances (shown in columns (h) and (n)) do not include Outstanding P&I Advances and Outstanding Servicer Advances of $1,933,859.00 and $1,644,316.26, respectively, as shown on the report of the issuing entity prepared by the Certificate Administrator for the distribution dated March 17, 2025.

(3)
On March 3, 2025, Situs Holdings, LLC, as special servicer on behalf of Wilmington Trust, National Association, as trustee for the benefit of the holders of CoreVest American Finance 2023-P1 Trust Mortgage Pass-Through Certificates (“2023-P1 Special Servicer”), delivered notice to CoreVest Purchaser 2, LLC (“2023-P1 Seller”) of current material defects and material breaches affecting Loan 3 (“2023-P1 Loan 3”) and Loan 4 (“2023-P1 Loan 4”). 2023-P1 Special Servicer has requested that 2023-P1 Seller repurchase the 2023-P1 Loan 3 and the 2023-P1 Loan 4 (the “2023-P1 Repurchase Request”) pursuant to (i) Section 2.03 of that certain Pooling and Servicing Agreement dated August 9, 2023, for the CoreVest American Finance 2023-P1 Trust Mortgage Pass-Through Certificates, and (ii) Section 6 of that certain Mortgage Loan Purchase Agreement dated effective August 9, 2023, by and between CoreVest American Finance Depositor LLC and 2023-P1 Seller (the “2023-P1 MLPA”).  Since receipt of the 2023-P1 Repurchase Request, and pursuant to the terms of Section 6 of the 2023-P1 MLPA, 2023-P1 Seller has at all times sought, and continues to seek, to correct and/or cure any alleged defect giving rise to the 2023-P1 Repurchase Request, or otherwise assuage 2023-P1 Special Servicer of the adequacy and sufficiency of the protections afforded under existing security, including any title claims.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 13, 2025	CoreVest American Finance Depositor LLC, as Securitizer

	By:	/s/ Michael Peerson
Name: Michael Peerson
Title: President